Document and Entity Information (Details)	12 Months Ended
Dec. 31, 2019
Document Information [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	BioNTech SE
Entity Central Index Key	0001776985
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-55131
Business Contact
Document Information [Line Items]
Contact Personnel Name	Prof. Ugur Sahin, M.D.
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-55131
City Area Code	+49
Local Phone Number	6131-9084-0